Significant Related Party Transactions and Balances - Schedule of Significant Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
SEAP Trading Pte Ltd
Interest expense - non-trade		RM 85,187	RM 114,732	RM 182,280
Mr. Man Tak Lau
Purchase equity interest of LPW	$ 3,169,812	12,939,172
SEAP Trading Pte Ltd [Member]
SEAP Trading Pte Ltd
Sales to	8,112	33,112	61,832	43,410
Payment on behalf	20,353	83,083	63,564	35,095
Interest expense - non-trade			60,246	240,153
TEM Electronics (Jiangmen) Co Ltd [Member]
SEAP Trading Pte Ltd
Sales to				31,452
TEM Electronics (Jiangmen) Co Ltd
Purchase from	514,578	2,100,506	1,562,674	814,848
BAP Trading Co Ltd [Member]
TEM Electronics (Jiangmen) Co Ltd
Purchase from	114,795	468,592	492,565	377,647
BAP Trading Co Ltd
IT support fee – non-trade				100,024
LPW Electronics Co Ltd [Member]
TEM Electronics (Jiangmen) Co Ltd
Purchase from	104,769	427,667
LPW Electronics Co Ltd
Novation advance	6,218,518	25,383,991
Brascabos Componentes Eletricos E Eletronicos Ltda [Member]
Brascabos Componentes Eletricos E Eletronicos Ltda
Disposal of Property, Plant & Equipment	79,294	323,680
New Universe Industries Ltd [Member]
New Universe Industries Ltd
Advance for IPO expenses				3,206,402
Mr. Man Tak Lau [Member]
Mr. Man Tak Lau
Purchase equity interest of LPW	$ 3,169,812	RM 12,939,172